Earnings(loss) per share (Details Narrative) - ¥ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 25, 2023	Dec. 28, 2017	Dec. 18, 2014	Dec. 17, 2014
Statement [Line Items]
Weighted Average Number Of Shares Outstanding In The Year	12,745,069,737	2,109,776,108	1,003,303,952
Right to receive shares	60,000
American Depository Share [member]
Statement [Line Items]
Common Stock, Recevable Shares				480	48	16	4
Common Stock, Par Value							¥ 0.00005